Commitments and Contingencies (Details 2) - Blizzard $ in Millions	1 Months Ended
	May. 31, 2015 USD ($)	May. 31, 2015 CNY (¥)	Jun. 30, 2014	Apr. 30, 2014	Jul. 31, 2013	Nov. 30, 2012	Mar. 31, 2012	Apr. 30, 2009	Aug. 31, 2008 item	Dec. 31, 2015 CNY (¥)
Personal Computer Strategy Games and Battle.net Platform
Commitments
Total commitment incurred for license contracts										¥ 5,600,000,000
Commitments under several license contracts
2016										780,000,000
2017										123,000,000
Total										903,000,000
Shanghai EaseNet | Three Personal Computer Strategy Games and Battle Net Platform
Commitments
Number of personal computer strategy games agreed to be licensed | item									3
Term of license									3 years
Extension in license term									1 year
Shanghai EaseNet | StarCraft II: Wings of Liberty Licensing Agreement
Commitments
Extension in license term				3 years
Shanghai EaseNet | World of Warcraft
Commitments
Term of license								3 years
Extension in license term							3 years
Shanghai EaseNet | Hearthstone : Heroes of Warcraft
Commitments
Term of license					3 years
Extension in license term					1 year
Shanghai EaseNet | Hearthstone: Heroes of the Warcraft , Heroes of the Storm and Diablo III
Commitments
License fees										0
Consultancy fees										0
Shanghai EaseNet | Heroes of the Storm
Commitments
Term of license						3 years
Shanghai EaseNet | Diablo III
Commitments
Term of license			2 years
Shanghai EaseNet | Over Watch
Commitments
Term of license	3 years	3 years
Commitments under several license contracts
Total commitment expected to be incurred for license contracts	$ 102.9	¥ 666,800,000
Shanghai EaseNet | Prescribed hardware purchase/lease commitments | Maximum
Commitments under several license contracts
Total										¥ 203,500,000